Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Feb. 29, 2020
Summary of Significant Accounting Policies
Summary of useful lives for property and equipment

Property and Equipment	Estimated Useful Life
Office equipment and furniture			7	years
Computer equipment	3	-	5	years
Computer software	3	-	5	years
Leasehold improvements	Lesser of estimated useful life or remaining lease term

Summary of revenue expected to be recognized from remaining performance obligations

Fiscal year ending February 28(29),
Remainder of 2021	$42,174
2022	126,168
2023	46,607
2024	14,026
Total	$228,975

Fiscal periods ending February 28(29),
2021	$111,741
2022	42,461
2023	8,390
2024	1,960
Total	$164,552

Summary of revenue as a percentage of total revenue

	Fiscal Year Ended
	2019	2020
Customer 1	35%	24%
Customer 2	3%	13%
Customer 3	14%	12%
Customer 4	8%	10%
Customer 5	11%	9%
Total	71%	68%